Franklin Templeton Investments

One Franklin Parkway

San Mateo, California 94404

April 29, 2010

Via EDGAR transmission (CIK #0000837274)

Michael Kosoff, Senior Counsel

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Franklin Templeton Variable Insurance Products Trust (the “Registrant”)
File Nos. 033-23493 and 811-05583

Dear Mr. Kosoff:

On behalf of the above-referenced Registrant, the following are responses to comments from the staff (“Staff”) of the Securities and Exchange Commission (“SEC”) conveyed on April 6, 2010 with regard to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed with the SEC on March 2, 2010 pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended. Each comment is summarized below, followed by the Registrant’s response to the comment. Each series of shares of the Registrant is hereinafter referred to individually as a “Fund” and, collectively as the “Funds.”

General Comments

1.	Include the name of each Fund on the cover page of each prospectus.

Response: The disclosure has been revised to include the name of each Fund on the cover page.

2.	Class 3 fee table—list the redemption fee in the fee table under maximum sales charge and explain limitations in a parenthetical, not in a footnote.

Response: The disclosure has been moved from the footnote.

3.	The Class 3 prospectus refers to a section called “redemption fee” which was not found; clarify the reference.

Response: The disclosure has been revised to clarify the reference.

4.	Indicate in the redemption fee section if the redemption fee is not applied in some situations, such as free look periods, etc.

Response: The redemption fee is applied as disclosed in the redemption fee section.

5.	In the first paragraph under “Fees and Expenses of the Fund,” delete the sentences after the third sentence.

Response: Disclosure after the third sentence has been moved out of the fees and expenses table.

6.	Clarify supplementally the circumstances in which a Fund would not rely on the exemptive order referenced in the footnote about the money fund sweep.

Response: For so long as the Funds choose to invest certain cash assets in an affiliated money market fund, the Funds will rely on such exemptive order unless and until they rely on any other future exemptive relief which may be granted or rules such as Investment Company Act of 1940 Rule 12d1-1.

7.	Move the acquired fund fees and expenses footnote from the summary as the footnote is not required or permitted by the form.

Response: The footnote has been revised and is now consistent with that used by other Franklin Templeton funds as reviewed and commented on previously by SEC staff.

8.	With respect to the portfolio turnover disclosure in the summary—if Funds can only be held by tax advantaged accounts, please remove disclosure concerning taxable accounts.

Response: The disclosure has been revised to eliminate references to taxable accounts.

9.

Income risk; because variable contract owners do not take payments from fund income distributions, either remove or explain supplementally why such disclosure is appropriate for a variable contract owner.

Response: The disclosure has been retained because income earned by a Fund in the form of interest is a form of return and affects the value of variable contract owners’ investments in the Fund.

10.	Some non-money market Funds have principal risk disclosure that they are not insured by the FDIC; this disclosure is not required or permitted by form.

Response: We have not removed the disclosure because we believe it may be necessary in connection with certain variable products sales. See SEC staff letter dated May 13, 1993, re bank-sold mutual funds.

11.

Many total return tables include a footnote describing the purpose of the secondary index, please move such disclosure to the narrative preceding the total return table. When the name of a secondary index does not adequately convey the investment type, please include a brief statement describing secondary index.

Response: Descriptions have been moved from footnotes to text. Brief statements describing secondary indexes have been added.

12.	In class 3 and class 4 prospectuses, delete the references that follow the Average Annual Total Returns to performance for other classes prior to a fund’s inception date.

Response: We believe that this information is important to include in the Fund Summary to alert investors to the fact that all of the historical performance of a certain class is not the actual performance of that class, but is instead based, in whole or in part, on another class. We believe that the inclusion of this disclosure is important to give shareholders an accurate understanding of the performance of each class of shares and that omission of this disclosure may be misleading to shareholders. Inclusion of this disclosure is consistent with disclosure used by other Franklin Templeton funds and has been reviewed by other SEC staff.

Instruction 3(b) to Item 4 of Form N-1A, relating to a multiple class fund that offers a new class and separately presents the information for such new class, requires that the fund include the performance information for any other existing class for the first year the fund is offered and “[e]xplain in a footnote that the returns are for a class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.” We believe that it would follow that a fund that includes the historical performance of another class in another situation, such as the one described above, would also be expected to set forth a similar footnote explaining the basis for its historical returns that are based on another class’ performance.

13.	Summary disclosure regarding taxes; remove the first sentence and adjust remaining disclosure accordingly.

Response: The disclosure has been revised.

14.	Item 8 disclosure: if applicable, state that the Fund or its affiliates may make payments to broker-dealers that may recommend the Fund as an investment option under a variable contract.

Response: The disclosure has been revised.

15.	Remove the sentence following the item 8 disclosure.

Response: The disclosure has been removed.

Fund Specific Comments

16.	Franklin Flex Cap Growth Securities Fund

(a)	Remove the last sentence to footnote one of the fee table as such disclosure is not required or permitted by the form.

Response: The disclosure has been removed.

(b)	In the Class 4 prospectus, remove the narrative following the total return table, as performance prior to 2008 does not appear in the total return table.

Response: Performance information prior to 2008 has been added, and was previously included. We believe that this information is important to include in the Fund Summary to alert investors to the fact that all of the historical performance of a certain class is not the actual performance of that class, but is instead based, in whole or in part, on another class. We believe that the inclusion of this disclosure is important to give shareholders an accurate understanding of the performance of each class of shares and that omission of this disclosure may be misleading to shareholders. Inclusion of this disclosure is consistent with disclosure used by other Franklin Templeton funds and has been reviewed by other SEC staff.

Instruction 3(b) to Item 4 of Form N-1A, relating to a multiple class fund that offers a new class and separately presents the information for such new class, requires that the fund include the performance information for any other existing class for the first year the fund is offered and “[e]xplain in a footnote that the returns are for a class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.” We believe that it would follow that a fund that includes the historical performance of another class in another situation, such as the one described above, would also be expected to set forth a similar footnote explaining the basis for its historical returns that are based on another class’ performance.

(c)	Please confirm the accuracy of footnote 1 to the total return table as on its face the secondary index does not appear to be more closely aligned to the Fund’s investments than the broad-based index.

Response: The disclosure has been revised to describe the indexes.

17.	Franklin Global Real Estate Securities Fund

(a)	Fee table footnote concerning waiver; delete language about prior years and revise to clarify the amounts being contractually waived.

Response: The disclosure concerning the fee waiver has been revised.

(b)	Clarify that a significant percentage of the Fund’s assets will be invested outside the United States.

Response: The disclosure has been revised as requested.

(c)	Because debt investments are disclosed as a strategy in the summary, include debt risks in the summary also.

Response: Disclosure concerning interest rate, credit and prepayment risk has been added.

(d)

Total return table: move the footnote about the S&P index to the narrative preceding the table and remove the last sentence from the footnote as that disclosure is not permitted or required by the form.

Response: The last sentence of the disclosure has been deleted. The rest of the disclosure has been revised as requested.

18.	Franklin Growth and Income Securities Fund

(a)

The principal strategy disclosed in the fund summary states that the Fund does not intend to invest in below investment grade bonds that are not convertible. Remove such disclosure as a negative strategy is not a strategy.

Response: Disclosure that the manager does not intend to invest in below investment grade bonds has been removed from the fund summary.

(b)	Include interest rate risk in the summary as the Fund invests in debt securities.

Response: Interest rate risk disclosure has been added to the fund summary prospectus.

(c)

The principal strategies list the purchase of synthetic convertible securities, please clarify that this is accomplished through the use of derivatives and note the use of derivatives as a principal risk.

Response: The disclosure concerning synthetic convertible securities has been removed from the prospectus.

(d)	Sector risk is disclosed in the summary; add disclosure to the principal investment strategies in the summary concerning the strategy that incurs that risk.

Response: The disclosure has been revised.

19.	Franklin High Income Securities Fund

Principal strategies include investments in developing countries, include corresponding risk.

Response: The disclosure has been revised.

20.	Franklin Income Securities Fund

(a)	Please confirm supplementally the accuracy of footnote 1 to the total return table

Response: The narrative has been revised and a description of the secondary index has been added; the footnote is accurate as revised.

(b)	Please confirm that a debt index is closely aligned with the Fund’s strategies.

Response: The Fund may invest in debt and equity securities.

(c)	Please include a brief description of the Lipper index as it is not clear what type of securities it represents.

Response: The disclosure has been revised to remove the reference to the Lipper index.

21.	Franklin Large Cap Value Securities Fund

(a)	Please remove the last sentence to footnote one of the fee table as such disclosure is not required or permitted by the form.

Response: The disclosure has been revised.

(b)	Please remove the narrative following the total return table, as performance prior to 2008 does not appear in the total return table.

Response: We believe that this information is important to include in the Fund Summary to alert investors to the fact that all of the historical performance of a certain class is not the actual performance of that class, but is instead based, in whole or in part, on another class. We believe that the inclusion of this disclosure is important to give shareholders an accurate understanding of the performance of each class of shares and that omission of this disclosure may be misleading to shareholders. Inclusion of this disclosure is consistent with disclosure used by other Franklin Templeton funds and has been reviewed by other SEC staff.

Instruction 3(b) to Item 4 of Form N-1A, relating to a multiple class fund that offers a new class and separately presents the information for such new class, requires that the fund include the performance information for any other existing class for the first year the fund is offered and “[e]xplain in a footnote that the returns are for a class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.” We believe that it would follow that a fund that includes the historical performance of another class in another situation, such as the one described above, would also be expected to set forth a similar footnote explaining the basis for its historical returns that are based on another class’ performance.

22.	Franklin Small Mid-Cap Growth Securities Fund

Please move the broad-based securities index above the narrow index, if appropriate.

Response: The first index shown is the Fund’s benchmark index and the second index shown is an additional index. A description of the additional index has been added.

23.	Franklin Strategic Income Securities Fund

(a)	Please include term “junk” when first referring to below-investment grade securities in the principal investment strategy part of the summary.

Response: The disclosure has been revised to include the work “junk” as requested.

(b)	Principal strategies include investment in securities that are in default; add risk disclosure in the Fund summary or revise the principal strategy disclosure.

Response: The disclosure concerning securities in default has been removed as a principal strategy from the summary portion of the prospectus.

24.	Franklin Templeton VIP Founding Funds Allocation Fund

(a)	Please remove the last sentence to footnote 1 of the fee table as such disclosure is not permitted or required by the form.

Response: The disclosure has been revised to remove the last sentence of the footnote.

(b)

Please either include a description of the three underlying funds or include general disclosure regarding the principal strategies employed by the underlying funds to the extent that those strategies are in the aggregate principal strategies of the top tier fund.

Response: The disclosure has been revised to include descriptions of the principal strategies employed by the underlying funds.

(c)	Please include asset allocation risk as a principal risk.

Response: The disclosure has been revised to include asset allocation risk.

(d)	Please confirm supplementally the accuracy of footnote 1 to the total return table as the strategy provides no indication concerning investment in foreign securities.

Response: The footnote has been revised. The underlying funds may invest in foreign as well as domestic securities.

(e)	Please explain supplementally how Mr. Coffey’s role would not be considered that of an adviser or subadviser to the fund.

Response: Pursuant to the Fund’s investment policies, the Fund makes equal allocations to each of the underlying funds on a fixed percentage basis. The Fund’s administrator monitors the percentage of the Fund’s assets allocated to the underlying funds and periodically rebalances the Fund’s portfolio; this does not involve advisory services.

25.	Franklin U.S. Government Fund

Principal strategies include investment in mortgage dollar rolls: include principal risk in risk section of summary or remove strategy from principal strategy section.

Response: The disclosure has been revised to add risk disclosure.

26.	Franklin Zero Coupon Fund—2010

(a)	Unless “maturing in December 2010” is part of the formal name of the Fund, remove from the Fund name at the beginning of the summary section.

Response: We have revised the disclosure to use only the formal name of the Fund.

(b)	Please remove the first three sentences of the third paragraph under principal investment strategies.

Response: We have not removed the disclosure because we believe it may be significant to investors.

(c)

Please explain supplementally the basis for believing that the Merrill Lynch index is broad-based, also confirm the accuracy of footnote 1 to the total return table, as the secondary index appears to be more broad-based than the primary index.

Response: The Merrill Lynch index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price. Under normal market conditions, the Fund invests at least 80% of its assets in zero coupon debt securities. The disclosure concerning the secondary index has been revised to include a description of that index.

27.	Mutual Global Discovery Securities Fund

Please remove the cross-reference to disclosure concerning distressed companies as the principal investment strategy disclosure should not cross-reference the detail section.

Response: The disclosure has been revised to remove the cross-reference.

28.	Mutual International Securities Fund

Please remove the cross-reference to disclosure concerning distressed companies as the principal investment strategy disclosure should not cross-reference the detail section.

Response: The disclosure has been revised to remove the cross-reference.

29.	Templeton Developing Markets Securities Fund

(a)	Footnote 1 to total return table: please explain supplementally why the secondary index (MSCI) is a closer match to the Fund than the S&P/IFCI index listed.

Response: The disclosure has been revised to describe the primary and secondary indexes. The secondary index is provided to give additional information.

(b)	Please describe the secondary index in the narrative preceding the total return table.

Response: The disclosure has been revised and is now narrative.

(c)	Please move the sentence following the total return table to the narrative preceding the table.
Response: The disclosure has been moved.
(d)	Please clarify in the disclosure that the Templeton Developing Markets Fund was the predecessor fund.

Response: The disclosure has been revised to clarify that the Templeton Developing Markets Fund was the processor fund for performance purposes.

(e)	Please confirm supplementally that the use of the Templeton Developing Markets Fund performance is in compliance with the August 5, 1994 NASD no-action letter or other SEC position.

Response: The performance complies with relevant positions of the SEC or its staff.

30.	Templeton Foreign Securities Fund

(a)	Please move the sentence following the total return table to the narrative preceding the table.

Response: The disclosure has been moved.

(b)	Please clarify in the disclosure that the Templeton International Fund was the predecessor fund.

Response: The disclosure has been revised to clarify that the Templeton International Fund was the predecessor fund for performance purposes.

(c)	Please confirm supplementally that the use of the Templeton International Fund performance is in compliance with the August 5, 1994 NASD no-action letter or other SEC position.

Response: The performance complies with relevant positions of the SEC or its staff.

31.	Templeton Global Bond Securities Fund

(a)	Please include the term “junk” when first referring to below-investment grade securities in the principal strategy section of the prospectus summary.

Response: The disclosure has been revised to include the term “junk.”

(b)	Principal strategies include investment in securities that are in default; please include corresponding principal risk or remove strategy.

Response: The principal strategy disclosure concerning investment in securities that are in default has been removed.

(c)	Please explain supplementally the appropriateness of using government bond indexes in the total return table.

Response: The Fund has invested more substantially in government bonds than in other types of bonds.

(d)	Please confirm the accuracy of footnote 1 as on its face the secondary index does not appear to be more closely aligned than the primary benchmark.

Response: The disclosure has been revised to describe the primary index and the secondary index.

32.	Templeton Growth Securities Fund

Please confirm the accuracy of footnote 1 as on its face the secondary index does not appear to be more closely aligned than the board-based index.

Response: The footnote has been revised to describe the primary index and the secondary index.

Back Part of Prospectus Comments

33.	Calculating share price

With respect to the Fund of Funds, please clarify whether that Fund relies on the NAV calculations of the underlying Funds or whether it independently calculates its own NAV.

Response: The disclosure has been revised.

34.	Additional policies

Please confirm supplementally the applicability of the third bullet point to insurance products underlying Funds.

Response: The disclosure is applicable because it refers to the policies of the Funds themselves, not to the policies of the variable contracts for which the Funds are investment options.

Statement of Additional Information Comment

35.	Statement of Additional Information (“SAI”)

Include the name of each Fund on the cover page of the SAI.

Response: The disclosure has been revised to include the name of each Fund on the cover page of the SAI.

*       ****

Notwithstanding our providing below the requested acknowledgements in response to Staff comments, we respectfully disagree with your characterization of them as “Tandy” letter representations. The term has, in fact, taken on a special meaning with adverse connotations in the lexicon of securities law terminology. As originally developed and used, the Tandy letter procedure reflected a compromise where a registrant sought to go effective immediately notwithstanding the Staff having commenced an inquiry into a possible securities law violation by the registrant. We are aware of no such inquiry unless notified otherwise. The Registrant hereby acknowledges as follows:

•	Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings;

•

Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

•	Registrant may not assert Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff as a defense in any proceeding initiated by the SEC.

Please direct any inquiries regarding this letter to Kevin Kirchoff at (650) 525-8050.

Sincerely,

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Franklin Templeton Variable Insurance Products Trust

and Senior Associate General Counsel

Franklin Templeton Investments

cc:	Joan Boros, Esq., Jorden Burt LLP

Kristin H. Ives, Esq., Stradley, Ronon, Stevens & Young, LLP